SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item customer	Dec. 31, 2019 CNY (¥) item customer	Dec. 31, 2018 item customer	Dec. 31, 2020 CNY (¥)
Concentration Risk [Line Items]
Cash and cash equivalents	$ 462	¥ 6,125		¥ 3,016
(Depreciation) appreciation of exchange rate during the period	6.30%	1.30%	5.70%
Working capital deficit	$ 3,408			22,236
Credit risk | Geographic concentration | PRC
Concentration Risk [Line Items]
Cash and cash equivalents	362	¥ 5,045		2,366
Credit risk | Geographic concentration | Non-PRC
Concentration Risk [Line Items]
Cash and cash equivalents	$ 100	¥ 1,080		¥ 650
Accounts receivable | Customer concentration
Concentration Risk [Line Items]
Number of customers exceeding 10% of benchmark	2	2
Revenue | Customer concentration
Concentration Risk [Line Items]
Number of customers exceeding 10% of benchmark	2	2	1
Revenue | Supplier concentration
Concentration Risk [Line Items]
Number of suppliers exceeding 10% of benchmark | item	4	2	2